Note 10 - Capital Stock (Details) CAD / shares in Units, $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD CAD / shares
Multiple Voting Shares [Member]
Note 10 - Capital Stock (Details) [Line Items]
Number of Votes for Multiple Voting Shares		20
Subordinate Voting Shares [Member]
Note 10 - Capital Stock (Details) [Line Items]
Share Price (in Dollars per share) | CAD / shares			CAD 55.90
FC Co [Member]
Note 10 - Capital Stock (Details) [Line Items]
Contingent Liabiilty Upon Sale of Control (in Dollars) | $	$ 140,742	$ 140,742
FC Co [Member] | First Payment [Member]
Note 10 - Capital Stock (Details) [Line Items]
Percentage Payment of Shares Outstanding	5.00%
Payment Formula Base Price (in Dollars)			CAD 2.351
FC Co [Member] | Second Payment [Member]
Note 10 - Capital Stock (Details) [Line Items]
Percentage Payment of Shares Outstanding	5.00%
Payment Formula Base Price (in Dollars)			CAD 4.578